Condensed consolidating financial information	12 Months Ended
Dec. 31, 2019
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Condensed consolidating financial information
29 Condensed consolidating financial information

The following consolidating financial information is required by the rules of the Securities and Exchange Commission and has been prepared as a requirement of the Regulation S-X 3-10.

The following condensed consolidating financial information relates to the guarantees of:

•	US$10.3 billion RAI unsecured notes;
•	US$149.5 million of Lorillard unsecured notes;
•

US$14.96 billion of bonds representing the portion (99.7%) of a total US$15 billion of bonds issued by B.A.T Capital Corporation (“BATCAP”) in connection with the acquisition of RAI exchanged for registered bonds in 2018; and

•

US$3.5 billion of bonds issued by BATCAP in connection with the Shelf Registration Statement on Form F-3 filed on July 17, 2019, pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities.

Note: The following condensed consolidating financial statements report the contribution of each applicable company to the Group’s results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or RAI and its subsidiaries (collectively, the “RAI Group”)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS as issued by the IASB and adopted by the EU. To the extent any such financial information provided in these financial statements relates to the US business or RAI (and/or the RAI Group), it is provided as an explanation of the US business’s or RAI’s (and/or the RAI Group’s) primary US GAAP based financial statements and information.

(a)RAI and Lorillard unsecured notes

The following condensed consolidating financial information relates to the guarantees of: US$10.3 billion (2018: US$11 billion) RAI unsecured notes (referred to as “RB” below) and US$149.5 million (2018: US$231 million) of Lorillard unsecured notes (referred to as “LB” below). The subsidiaries disclosed below are wholly owned and the guarantees provided are full and unconditional, and joint and several.

The following condensed consolidating financial information includes the accounts and activities of:

a.	British American Tobacco p.l.c. (parent guarantor of RB and LB), referred to as “BAT p.l.c.” in the financials below;
b.	R.J. Reynolds Tobacco Company (issuer of LB), referred to as “RJRT” in the financials below;
c.	Reynolds American Inc. (issuer of RB, subsidiary guarantor of LB), referred to as “RAI” in the financials below;
d.	R.J. Reynolds Tobacco Holdings Inc. (subsidiary guarantor of RB and LB), referred to as “RJRTH” in the financials below;
e.	other direct and indirect subsidiaries of the BAT Group that are not guarantors;
f.	elimination entries necessary to consolidate the parent with the issuer, the subsidiary guarantors and non-guarantor subsidiaries; and
g.	the BAT Group on a consolidated basis.

	Condensed Consolidating Income Statement

Year ended 31 December 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	–	8,474	–	–	17,746	(343)	25,877

Raw materials and consumables used	–	(672)	–	–	(4,224)	297	(4,599)

Changes in inventories of finished goods and work in progress	–	(7)	–	–	169	–	162

Employee benefit costs	(4)	(203)	(10)	(1)	(3,004)	1	(3,221)

Depreciation, amortisation and impairment costs	–	(179)	–	–	(1,333)	–	(1,512)

Other operating income	–	2	26	–	3,589	(3,454)	163

Loss on reclassification from amortised cost to fair value	–	–	–	–	(3)	–	(3)

Other operating expenses	(122)	(6,765)	(18)	–	(4,482)	3,536	(7,851)

(Loss)/profit from operations	(126)	650	(2)	(1)	8,458	37	9,016

Net finance income/(costs)	121	2	(497)	3	(1,188)	(43)	(1,602)

Share of post-tax results of associates and joint ventures	–	–	–	–	498	–	498

Profit before taxation	(5)	652	(499)	2	7,768	(6)	7,912

Taxation on ordinary activities	–	(187)	125	–	(2,001)	–	(2,063)

Equity income from subsidiaries	5,854	2,595	3,697	3,086	–	(15,232)	–

Profit for the year	5,849	3,060	3,323	3,088	5,767	(15,238)	5,849

Attributable to:

Owners of the parent	5,849	3,060	3,323	3,088	5,622	(15,238)	5,704

Non-controlling interests	–	–	–	–	145	–	145

	5,849	3,060	3,323	3,088	5,767	(15,238)	5,849

	Condensed Consolidating Income Statement

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	–	7,752	–	–	16,959	(219)	24,492

Raw materials and consumables used	–	(662)	–	–	(4,161)	159	(4,664)

Changes in inventories of finished goods and work in progress	–	(4)	–	–	118	–	114

Employee benefit costs	(5)	(169)	(13)	–	(2,822)	4	(3,005)

Depreciation, amortisation and impairment costs	–	(91)	–	–	(947)	–	(1,038)

Other operating income	–	3	22	–	3,847	(3,787)	85

Loss on reclassification from amortised cost to fair value	–	–	–	–	(3)	–	(3)

Other operating expenses	(124)	(6,579)	(17)	–	(3,819)	3,871	(6,668)

(Loss)/profit from operations	(129)	250	(8)	–	9,172	28	9,313

Net finance income/(costs)	95	9	(421)	3	(947)	(120)	(1,381)

Share of post-tax results of associates and joint ventures	–	–	–	–	419	–	419

Profit before taxation	(34)	259	(429)	3	8,644	(92)	8,351

Taxation on ordinary activities	–	(100)	93	1	(2,135)	–	(2,141)

Equity income from subsidiaries	6,210	2,569	3,436	2,755	–	(14,970)	–

Profit for the year	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

Attributable to:

Owners of the parent	6,176	2,728	3,100	2,759	6,331	(15,062)	6,032

Non-controlling interests	–	–	–	–	178	–	178

	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

	Condensed Consolidating Income Statement

Year ended 31 December 2017

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	–	3,459	–	–	16,243	(138)	19,564

Raw materials and consumables used	–	(346)	–	–	(4,286)	112	(4,520)

Changes in inventories of finished goods and work in progress	–	(7)	–	–	(507)	1	(513)

Employee benefit costs	(8)	(117)	(35)	(2)	(2,525)	8	(2,679)

Depreciation, amortisation and impairment costs	–	(28)	–	–	(874)	–	(902)

Other operating income	–	7	34	–	1,859	(1,756)	144

Other operating expenses	(101)	(2,889)	(6)	–	(3,499)	1,813	(4,682)

(Loss)/profit from operations	(109)	79	(7)	(2)	6,411	40	6,412

Net finance income/(costs)	3	11	(190)	9	(908)	(19)	(1,094)

Share of post-tax results of associates and joint ventures	–	–	–	–	24,209	–	24,209

Profit before taxation	(106)	90	(197)	7	29,712	21	29,527

Taxation on ordinary activities	–	(240)	61	(3)	8,311	–	8,129

Equity income from subsidiaries	37,656	3,870	4,259	3,893	–	(49,678)	–

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

Attributable to:

Owners of the parent	37,550	3,720	4,123	3,897	37,852	(49,657)	37,485

Non-controlling interests	–	–	–	–	171	–	171

	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	5,849	3,060	3,323	3,088	5,767	(15,238)	5,849

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	30	30	30	(3,217)	(89)	(3,216)

Differences on exchange	–	30	30	30	(2,968)	(89)	(2,967)

Cash flow hedges	–	–	–	–	(193)	–	(193)

Net investment hedges	–	–	–	–	3	–	3

Associates - share of OCI, net of tax	–	–	–	–	(115)	–	(115)

Tax on items that may be reclassified	–	–	–	–	56	–	56

Items that will not be reclassified subsequently to profit or loss:	–	167	185	167	(669)	(357)	(507)

Retirement benefit schemes	–	226	245	225	(813)	(472)	(589)
Associates - share of OCI, net of tax	–	–	–	–	7	–	7
Tax on items that will not be reclassified	–	(59)	(60)	(58)	137	115	75

Total other comprehensive income/(expense) for the year, net of tax	–	197	215	197	(3,886)	(446)	(3,723)

Share of subsidiaries OCI (other reserves)	(507)	–	–	–	–	507	–

Share of subsidiaries OCI (retained earnings)	(3,216)	–	–	–	–	3,216	–

Total comprehensive income/(expense) for the year, net of tax	2,126	3,257	3,538	3,285	1,881	(11,961)	2,126

Attributable to:

Owners of the parent	2,126	3,257	3,538	3,285	1,755	(11,961)	2,000

Non-controlling interests	–	–	–	–	126	–	126

	2,126	3,257	3,538	3,285	1,881	(11,961)	2,126

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	6,176	2,728	3,100	2,759	6,509	(15,062)	6,210

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	–	–	–	3,099	–	3,099

Differences on exchange	–	–	–	–	3,868	–	3,868

Cash flow hedges	–	–	–	–	(41)	–	(41)

Net investment hedges	–	–	–	–	(708)	–	(708)

Associates - share of OCI, net of tax	–	–	–	–	(38)	–	(38)

Tax on items that may be reclassified	–	–	–	–	18	–	18

Items that will not be reclassified subsequently to profit or loss:	–	–	–	–	115	–	115

Retirement benefit schemes	–	–	–	–	142	–	142
Associates - share of OCI, net of tax	–	–	–	–	6	–	6
Tax on items that will not be reclassified	–	–	–	–	(33)	–	(33)

Total other comprehensive income for the year, net of tax	–	–	–	–	3,214	–	3,214

Share of subsidiaries OCI (other reserves)	115	–	–	–	–	(115)	–

Share of subsidiaries OCI (retained earnings)	3,099	–	–	–	–	(3,099)	–

Total comprehensive income/(expense) for the year, net of tax	9,390	2,728	3,100	2,759	9,723	(18,276)	9,424

Attributable to:

Owners of the parent	9,390	2,728	3,100	2,759	9,538	(18,276)	9,239

Non-controlling interests	–	–	–	–	185	–	185

	9,390	2,728	3,100	2,759	9,723	(18,276)	9,424

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2017

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	3,720	4,123	3,897	38,023	(49,657)	37,656
Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	–	–	–	(3,809)	–	(3,809)

Differences on exchange	–	–	–	–	(3,084)	–	(3,084)

Cash flow hedges	–	–	–	–	(171)	–	(171)

Investments held at fair value	–	–	–	–	(27)	–	(27)

Net investment hedges	–	–	–	–	357	–	357

Associates - share of OCI, net of tax	–	–	–	–	(918)	–	(918)

Tax on items that may be reclassified	–	–	–	–	34	–	34

Items that will not be reclassified subsequently to profit or loss:	–	–	–	–	681	–	681

Retirement benefit schemes	–	–	–	–	827	–	827

Associates - share of OCI, net of tax	–	–	–	–	25	–	25

Tax on items that will not be reclassified	–	–	–	–	(171)	–	(171)

Total other comprehensive expense for the year, net of tax	–	–	–	–	(3,128)	–	(3,128)

Share of subsidiaries OCI (other reserves)	681	–	–	–	–	(681)	–

Share of subsidiaries OCI (retained earnings)	(3,809)	–	–	–	–	3,809	–

Total comprehensive income/(expense) for the year, net of tax	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

Attributable to:

Owners of the parent	34,422	3,720	4,123	3,897	34,728	(46,529)	34,361

Non-controlling interests	–	–	–	–	167	–	167

	34,422	3,720	4,123	3,897	34,895	(46,529)	34,528

	Condensed Consolidating Balance Sheet

At 31 December 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	–	2,807	–	7,438	108,542	–	118,787

Property, plant and equipment	–	683	1	–	4,834	–	5,518

Investments in subsidiaries	23,510	16,613	29,714	18,812	–	(88,649)	–

Investments in associates and joint ventures	–	–	–	–	1,860	–	1,860

Retirement benefit assets	–	–	–	–	430	–	430

Deferred tax assets	–	360	22	4	38	–	424

Trade and other receivables	–	5	416	17	308	(498)	248

Investments held at fair value	–	–	–	1	11	–	12

Derivative financial instruments	–	–	–	–	452	–	452

Total non-current assets	23,510	20,468	30,153	26,272	116,475	(89,147)	127,731

Inventories	–	631	–	–	5,444	19	6,094

Income tax receivable	–	–	–	–	122	–	122

Trade and other receivables	6,719	770	749	69	5,574	(9,788)	4,093

Investments held at fair value	–	–	–	–	123	–	123

Derivative financial instruments	8	–	–	–	313	(8)	313

Cash and cash equivalents	5	–	–	–	2,526	(5)	2,526

	6,732	1,401	749	69	14,102	(9,782)	13,271

Assets classified as held-for-sale	–	–	–	–	3	–	3

Total current assets	6,732	1,401	749	69	14,105	(9,782)	13,274

Total assets	30,242	21,869	30,902	26,341	130,580	(98,929)	141,005

Equity - capital and reserves

Share capital	614	14,378	13,794	21,721	–	(49,893)	614

Share premium, capital redemption and merger reserves	22,857	–	–	–	29,116	(25,364)	26,609

Other reserves	(418)	21	–	22	(3,555)	375	(3,555)

Retained earnings	5,470	4,419	6,654	4,561	38,270	(19,140)	40,234

Owners of the parent	28,523	18,818	20,448	26,304	63,831	(94,022)	63,902

Non-controlling interests	–	–	–	–	258	–	258

Total equity	28,523	18,818	20,448	26,304	64,089	(94,022)	64,160

Liabilities

Borrowings	1,571	37	6,741	–	31,026	(1,571)	37,804

Retirement benefit liabilities	–	604	53	16	786	–	1,459

Deferred tax liabilities	–	5	–	–	17,045	–	17,050

Other provisions for liabilities	1	1	–	–	387	(1)	388

Trade and other payables	8	10	70	–	1,454	(508)	1,034

Derivative financial instruments	–	–	–	–	287	–	287

Total non-current liabilities	1,580	657	6,864	16	50,985	(2,080)	58,022

Borrowings	13	171	2,979	–	6,296	(1,897)	7,562

Income tax payable	–	22	29	–	628	4	683

Other provisions for liabilities	–	29	–	–	641	–	670

Trade and other payables	126	2,172	582	21	7,760	(934)	9,727

Derivative financial instruments	–	–	–	–	181	–	181

Total current liabilities	139	2,394	3,590	21	15,506	(2,827)	18,823

Total equity and liabilities	30,242	21,869	30,902	26,341	130,580	(98,929)	141,005

	Condensed Consolidating Balance Sheet

At 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	–	2,935	–	7,737	113,342	(1)	124,013

Property, plant and equipment	–	763	1	–	4,402	–	5,166

Investments in subsidiaries	32,543	21,368	30,625	19,636	–	(104,172)	–

Investments in associates and joint ventures	–	–	–	–	1,737	–	1,737

Retirement benefit assets	–	–	–	–	1,147	–	1,147

Deferred tax assets	–	521	17	4	(198)	–	344

Trade and other receivables	–	5	464	32	762	(578)	685

Investments held at fair value	–	–	–	–	39	–	39

Derivative financial instruments	–	–	–	–	556	–	556

Total non-current assets	32,543	25,592	31,107	27,409	121,787	(104,751)	133,687

Inventories	–	711	–	–	5,319	(1)	6,029

Income tax receivable	–	–	–	–	74	–	74

Trade and other receivables	7,306	1,102	820	59	4,431	(10,130)	3,588

Investments held at fair value	–	–	–	–	178	–	178

Derivative financial instruments	–	–	–	–	179	–	179

Cash and cash equivalents	6	–	–	–	2,602	(6)	2,602

	7,312	1,813	820	59	12,783	(10,137)	12,650

Assets classified as held-for-sale	–	–	–	–	5	–	5

Total current assets	7,312	1,813	820	59	12,788	(10,137)	12,655

Total assets	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

Equity - capital and reserves

Share capital	614	14,948	14,348	22,586	1,921	(53,803)	614

Share premium, capital redemption and merger reserves	22,854	–	–	–	28,755	(25,003)	26,606

Other reserves	204	(46)	(44)	(46)	(335)	(66)	(333)

Retained earnings	11,291	8,420	6,853	4,888	36,974	(29,869)	38,557

Owners of the parent	34,963	23,322	21,157	27,428	67,315	(108,741)	65,444

Non-controlling interests	–	–	–	–	244	–	244

Total equity	34,963	23,322	21,157	27,428	67,559	(108,741)	65,688

Liabilities

Borrowings	1,571	126	8,140	–	35,018	(1,571)	43,284

Retirement benefit liabilities	–	853	53	18	741	–	1,665

Deferred tax liabilities	–	–	–	–	17,776	–	17,776

Other provisions for liabilities	1	1	–	–	330	(1)	331

Trade and other payables	8	15	89	–	1,529	(586)	1,055

Derivative financial instruments	–	–	–	–	214	–	214

Total non-current liabilities	1,580	995	8,282	18	55,608	(2,158)	64,325

Borrowings	2,062	98	1,573	–	3,497	(3,005)	4,225

Income tax payable	–	8	133	–	712	–	853

Other provisions for liabilities	–	20	–	–	298	–	318

Trade and other payables	1,248	2,962	782	22	6,599	(982)	10,631

Derivative financial instruments	2	–	–	–	302	(2)	302

Total current liabilities	3,312	3,088	2,488	22	11,408	(3,989)	16,329

Total equity and liabilities	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(43)	14	50	(3)	8,940	38	8,996

Net cash generated from/(used in) investing activities	165	2,797	3,770	3,175	(511)	(10,035)	(639)

Net cash (used in)/generated from financing activities	(123)	(2,811)	(3,820)	(3,172)	(11,564)	12,897	(8,593)

Net cash flows (used in)/generated from operating, investing and financing activities	(1)	–	–	–	(3,135)	2,900	(236)

Differences on exchange	–	–	–	–	(57)	–	(57)

(Decrease)/increase in net cash and cash equivalents in the year	(1)	–	–	–	(3,192)	2,900	(293)

Net cash and cash equivalents at 1 January*	6	–	–	–	2,322	–	2,328

Net cash and cash equivalents at 31 December	5	–	–	–	(870)	2,900	2,035

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(45)	1,670	349	(7)	8,249	79	10,295

Net cash generated from/(used in) investing activities	187	3,039	4,280	3,366	(877)	(11,016)	(1,021)

Net cash (used in)/generated from financing activities	(140)	(4,711)	(4,631)	(3,359)	(11,391)	14,602	(9,630)

Net cash flows generated from/(used in) operating, investing and financing activities	2	(2)	(2)	–	(4,019)	3,665	(356)

Differences on exchange	(1)	–	–	–	(138)	1	(138)

Increase/(decrease) in net cash and cash equivalents in the year	1	(2)	(2)	–	(4,157)	3,666	(494)

Net cash and cash equivalents at 1 January*	5	2	2	–	2,813	–	2,822

Net cash and cash equivalents at 31 December	6	–	–	–	(1,344)	3,666	2,328

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	(1,860)	(270)	(11)	7,488	12	5,347

Net cash generated from/(used in) investing activities	2	(88)	1,116	1	(19,512)	(63)	(18,544)

Net cash generated from/(used in) financing activities	10	1,950	(844)	10	21,030	(7,397)	14,759

Net cash flows generated from/(used in) operating, investing and financing activities	–	2	2	–	9,006	(7,448)	1,562

Differences on exchange	–	–	–	–	(391)	–	(391)

Increase/(decrease) in net cash and cash equivalents in the year	–	2	2	–	8,615	(7,448)	1,171

Net cash and cash equivalents at 1 January*	5	–	–	–	1,646	–	1,651

Net cash and cash equivalents at 31 December	5	2	2	–	10,261	(7,448)	2,822

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.

(b)	BATCAP bonds

The following condensed consolidating financial information relates to the guarantees of:

- US$14.96 billion of bonds representing the portion (99.7%) of a total US$15 billion principal amount of bonds issued by BATCAP exchanged for registered bonds in 2018 in the exchange offer required by the registration rights agreement entered into in connection with the bond offering related to the acquisition of RAI; and

- Shelf Registration Statement on Form F-3 filed on 17 July 2019, pursuant to which B.A.T Capital Corporation (‘BATCAP’) or B.A.T. International Finance p.l.c. (‘BATIF’) may issue an indefinite amount of debt securities. Under this programme US$3.5 billion of bonds have been issued by BATCAP.

The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several.

The following condensed consolidating financial information includes the accounts and activities of:

a.	British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;
b.	B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as “BATCAP” in financials below;
c.	B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;
d.	British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the US$17.2 billion bonds only), referred to as ‘BATHTN’ in the financials below*;
e.	B.A.T. Netherlands Finance B.V. and Reynolds American Inc. (as subsidiary guarantors), referred to as ‘BATNF’ and ‘RAI’ respectively in the financials below;
f.	other direct and indirect subsidiaries of the BAT Group that are not guarantors;
g.	elimination entries necessary to consolidate the parent with the issuer, the subsidiary guarantors and non-guarantor subsidiaries; and
h.	the BAT Group on a consolidated basis.

The information presented is based on the results for the 12-month period ended 31 December 2019, 2018 and 2017.

* British American Tobacco Holdings (The Netherlands) B.V. (“BATHTN”) should be added to the column labelled ‘All other companies, Non-guarantor subsidiaries’ for the purposes of the condensed consolidating financial information relating to the guarantee of the US$3.5 billion issued by BATCAP under the shelf programme, as BATHTN has not provided, and will not provide a guarantee in respect of these debt securities.

	Condensed Consolidating Income Statement

Year ended 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	–	–	–	–	–	25,877	–	25,877

Raw materials and consumables used	–	–	–	–	–	(4,599)	–	(4,599)

Changes in inventories of finished goods and work in progress	–	–	–	–	–	162	–	162

Employee benefit costs	(4)	–	–	(2)	(10)	(3,209)	4	(3,221)

Depreciation, amortisation and impairment costs	–	–	–	–	–	(1,512)	–	(1,512)

Other operating income	–	–	–	–	26	137	–	163

Loss on reclassification from amortised cost to fair value	–	–	–	–	–	(3)	–	(3)

Other operating expenses	(122)	(2)	(5)	(3)	(18)	(7,823)	122	(7,851)

(Loss)/Profit from operations	(126)	(2)	(5)	(5)	(2)	9,030	126	9,016

Net finance income/(costs)	121	154	195	196	(497)	(1,760)	(11)	(1,602)

Share of post-tax results of associates and joint ventures	–	–	–	–	–	498	–	498

Profit before taxation	(5)	152	190	191	(499)	7,768	115	7,912

Taxation on ordinary activities	–	(35)	8	1	125	(2,162)	–	(2,063)

Equity income from subsidiaries	5,854	–	–	–	3,697	–	(9,551)	–

Profit for the year	5,849	117	198	192	3,323	5,606	(9,436)	5,849

Attributable to:

Owners of the parent	5,849	117	198	192	3,323	5,461	(9,436)	5,704

Non-controlling interests	–	–	–	–	–	145	–	145

	5,849	117	198	192	3,323	5,606	(9,436)	5,849

	Condensed Consolidating Income Statement

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	–	–	–	–	–	24,492	–	24,492

Raw materials and consumables used	–	–	–	–	–	(4,664)	–	(4,664)

Changes in inventories of finished goods and work in progress	–	–	–	–	–	114	–	114

Employee benefit costs	(5)	–	–	(2)	(13)	(2,990)	5	(3,005)

Depreciation, amortisation and impairment costs	–	–	–	–	–	(1,038)	–	(1,038)

Other operating income	–	–	–	–	22	63	–	85

Loss on reclassification from amortised cost to fair value	–	–	–	–	–	(3)	–	(3)

Other operating expenses	(124)	(3)	(1)	(4)	(17)	(6,643)	124	(6,668)

(Loss)/Profit from operations	(129)	(3)	(1)	(6)	(8)	9,331	129	9,313

Net finance income/(costs)	95	239	96	248	(421)	(599)	(1,039)	(1,381)

Share of post-tax results of associates and joint ventures	–	–	–	–	–	419	–	419

Profit before taxation	(34)	236	95	242	(429)	9,151	(910)	8,351

Taxation on ordinary activities	–	(79)	7	1	93	(2,163)	–	(2,141)

Equity income from subsidiaries	6,210	–	–	–	3,436	–	(9,646)	–

Profit for the year	6,176	157	102	243	3,100	6,988	(10,556)	6,210

Attributable to:

Owners of the parent	6,176	157	102	243	3,100	6,810	(10,556)	6,032

Non-controlling interests	–	–	–	–	–	178	–	178

	6,176	157	102	243	3,100	6,988	(10,556)	6,210

	Condensed Consolidating Income Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	–	–	–	–	–	19,564	–	19,564

Raw materials and consumables used	–	–	–	–	–	(4,520)	–	(4,520)

Changes in inventories of finished goods and work in progress	–	–	–	–	–	(513)	–	(513)

Employee benefit costs	(8)	–	–	(3)	(35)	(2,641)	8	(2,679)

Depreciation, amortisation and impairment costs	–	–	–	–	–	(902)	–	(902)

Other operating income	–	1	–	1	33	109	–	144

Other operating expenses	(101)	(1)	(1)	(2)	(7)	(4,671)	101	(4,682)

(Loss)/Profit from operations	(109)	–	(1)	(4)	(9)	6,426	109	6,412

Net finance income/(costs)	3	(62)	(22)	636	(191)	(1,403)	(55)	(1,094)

Share of post-tax results of associates and joint ventures	–	–	–	–	–	24,209	–	24,209

Profit before taxation	(106)	(62)	(23)	632	(200)	29,232	54	29,527

Taxation on ordinary activities	–	10	(40)	4	61	8,094	–	8,129

Equity income from subsidiaries	37,656	–	–	–	4,259	–	(41,915)	–

Profit for the year	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656

Attributable to:

Owners of the parent	37,550	(52)	(63)	636	4,120	37,155	(41,861)	37,485

Non-controlling interests	–	–	–	–	–	171	–	171

	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	5,849	117	198	192	3,323	5,606	(9,436)	5,849

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	(214)	(21)	–	30	(3,011)	–	(3,216)

Differences on exchange	–	–	–	–	30	(2,997)	–	(2,967)

Cash flow hedges	–	(214)	9	–	–	12	–	(193)

Net investment hedges	–	–	(30)	–	–	33	–	3

Associates - share of OCI, net of tax	–	–	–	–	–	(115)	–	(115)

Tax on items that may be reclassified	–	–	–	–	–	56	–	56

Items that will not be reclassified subsequently to profit or loss:	–	–	–	–	185	(692)	–	(507)

Retirement benefit schemes	–	–	–	–	245	(834)	–	(589)

Associates - share of OCI, net of tax	–	–	–	–	–	7	–	7

Tax on items that will not be reclassified	–	–	–	–	(60)	135	–	75

Total other comprehensive (expense)/income for the year, net of tax	–	(214)	(21)	–	215	(3,703)	–	(3,723)

Share of subsidiaries OCI (other reserves)	(507)	–	–	–	–	–	507	–

Share of subsidiaries OCI (retained earnings)	(3,216)	–	–	–	–	–	3,216	–

Total comprehensive income/(expense) for the year, net of tax	2,126	(97)	177	192	3,538	1,903	(5,713)	2,126

Attributable to:

Owners of the parent	2,126	(97)	177	192	3,538	1,777	(5,713)	2,000

Non-controlling interests	–	–	–	–	–	126	–	126

	2,126	(97)	177	192	3,538	1,903	(5,713)	2,126

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	6,176	157	102	243	3,100	6,988	(10,556)	6,210

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	(101)	15	–	–	3,185	–	3,099

Differences on exchange	–	–	–	–	–	3,868	–	3,868

Cash flow hedges	–	(101)	15	–	–	45	–	(41)

Net investment hedges	–	–	–	–	–	(708)	–	(708)

Associates - share of OCI, net of tax	–	–	–	–	–	(38)	–	(38)

Tax on items that may be reclassified	–	–	–	–	–	18	–	18

Items that will not be reclassified subsequently to profit or loss:	–	–	–	–	–	115	–	115

Retirement benefit schemes	–	–	–	–	–	142	–	142

Associates - share of OCI, net of tax	–	–	–	–	–	6	–	6

Tax on items that will not be reclassified	–	–	–	–	–	(33)	–	(33)

Total other comprehensive (expense)/income for the year, net of tax	–	(101)	15	–	–	3,300	–	3,214

Share of subsidiaries OCI (other reserves)	115	–	–	–	–	–	(115)	–

Share of subsidiaries OCI (retained earnings)	3,099	–	–	–	–	–	(3,099)	–

Total comprehensive income/(expense) for the year, net of tax	9,390	56	117	243	3,100	10,288	(13,770)	9,424

Attributable to:

Owners of the parent	9,390	56	117	243	3,100	10,103	(13,770)	9,239

Non-controlling interests	–	–	–	–	–	185	–	185

	9,390	56	117	243	3,100	10,288	(13,770)	9,424

	Condensed Consolidating Statement of Comprehensive Income

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the year	37,550	(52)	(63)	636	4,120	37,326	(41,861)	37,656
Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	–	(242)	(21)	–	–	(3,546)	–	(3,809)

Differences on exchange	–	–	–	–	–	(3,084)	–	(3,084)

Cash flow hedges	–	(242)	(10)	–	–	81	–	(171)

Investments held at fair value	–	–	–	–	–	(27)	–	(27)

Net investment hedges	–	–	(11)	–	–	368	–	357

Associates - share of OCI, net of tax	–	–	–	–	–	(918)	–	(918)

Tax on items that may be reclassified	–	–	–	–	–	34	–	34

Items that will not be reclassified subsequently to profit or loss:	–	–	–	–	–	681	–	681

Retirement benefit schemes	–	–	–	–	–	827	–	827

Associates - share of OCI, net of tax	–	–	–	–	–	25	–	25

Tax on items that will not be reclassified	–	–	–	–	–	(171)	–	(171)

Total other comprehensive expense for the year, net of tax	–	(242)	(21)	–	–	(2,865)	–	(3,128)

Share of subsidiaries OCI (other reserves)	681	–	–	–	–	–	(681)	–

Share of subsidiaries OCI (retained earnings)	(3,809)	–	–	–	–	–	3,809	–

Total comprehensive income/(expense) for the year, net of tax	34,422	(294)	(84)	636	4,120	34,461	(38,733)	34,528

Attributable to:

Owners of the parent	34,422	(294)	(84)	636	4,120	34,294	(38,733)	34,361

Non-controlling interests	–	–	–	–	–	167	–	167

	34,422	(294)	(84)	636	4,120	34,461	(38,733)	34,528

	Condensed Consolidating Balance Sheet

At 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	–	–	–	–	–	118,787	–	118,787

Property, plant and equipment	–	–	–	–	1	5,517	–	5,518

Investments in subsidiaries	23,510	–	718	1,419	29,714	–	(55,361)	–

Investments in associates and joint ventures	–	–	–	–	–	1,860	–	1,860

Retirement benefit assets	–	–	–	39	–	391	–	430

Deferred tax assets	–	118	–	–	22	284	–	424

Trade and other receivables	–	12,604	15,496	–	416	(30,446)	2,178	248

Investments held at fair value	–	–	–	–	–	12	–	12

Derivative financial instruments	–	–	692	–	–	(3)	(237)	452

Total non-current assets	23,510	12,722	16,906	1,458	30,153	96,402	(53,420)	127,731

Inventories	–	–	–	–	–	6,094	–	6,094

Income tax receivable	–	–	–	–	–	122	–	122

Trade and other receivables	6,719	6,366	23,659	16	749	(26,144)	(7,272)	4,093

Investments held at fair value	–	–	–	–	–	123	–	123

Derivative financial instruments	8	–	419	–	–	(74)	(40)	313

Cash and cash equivalents	5	13	138	–	–	2,375	(5)	2,526

	6,732	6,379	24,216	16	749	(17,504)	(7,317)	13,271

Assets classified as held-for-sale	–	–	–	–	–	3	–	3

Total current assets	6,732	6,379	24,216	16	749	(17,501)	(7,317)	13,274

Total assets	30,242	19,101	41,122	1,474	30,902	78,901	(60,737)	141,005

Equity - capital and reserves

Share capital	614	–	231	91	13,794	–	(14,116)	614
	–
Share premium, capital redemption and merger reserves	22,857	30	–	1,223	–	30,002	(27,503)	26,609
	–
Other reserves	(418)	(357)	(1,114)	226	–	(3,555)	1,663	(3,555)

Retained earnings	5,470	223	3,039	(79)	6,654	40,232	(15,305)	40,234

Owners of the parent	28,523	(104)	2,156	1,461	20,448	66,679	(55,261)	63,902

Non-controlling interests	–	–	–	–	–	258	–	258

Total equity	28,523	(104)	2,156	1,461	20,448	66,937	(55,261)	64,160

Liabilities

Borrowings	1,571	15,168	14,590	–	6,741	(2,443)	2,177	37,804

Retirement benefit liabilities	–	–	–	–	53	1,406	–	1,459

Deferred tax liabilities	–	–	22	10	–	17,018	–	17,050

Other provisions for liabilities	1	–	–	–	–	388	(1)	388

Trade and other payables	8	–	4	–	70	960	(8)	1,034

Derivative financial instruments	–	237	302	–	–	(15)	(237)	287

Total non-current liabilities	1,580	15,405	14,918	10	6,864	17,314	1,931	58,022

Borrowings	13	3,706	23,591	1	2,979	(15,543)	(7,185)	7,562

Income tax payable	–	33	–	–	29	621	–	683

Other provisions for liabilities	–	–	–	–	–	670	–	670

Trade and other payables	126	29	3	2	582	9,168	(183)	9,727

Derivative financial instruments	–	32	454	–	–	(266)	(39)	181

Total current liabilities	139	3,800	24,048	3	3,590	(5,350)	(7,407)	18,823

Total equity and liabilities	30,242	19,101	41,122	1,474	30,902	78,901	(60,737)	141,005

	Condensed Consolidating Balance Sheet

At 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	–	–	–	–	–	124,013	–	124,013

Property, plant and equipment	–	–	–	–	1	5,165	–	5,166

Investments in subsidiaries	32,543	–	718	3,732	30,625	–	(67,618)	–

Investments in associates and joint ventures	–	–	–	–	–	1,737	–	1,737

Retirement benefit assets	–	–	–	15	–	1,132	–	1,147

Deferred tax assets	–	74	–	–	17	253	–	344

Trade and other receivables	–	15,707	21,911	–	464	(38,343)	946	685

Investments held at fair value	–	–	–	–	–	39	–	39

Derivative financial instruments	–	–	708	–	–	(7)	(145)	556

Total non-current assets	32,543	15,781	23,337	3,747	31,107	93,989	(66,817)	133,687

Inventories	–	–	–	–	–	6,029	–	6,029

Income tax receivable	–	–	–	–	–	74	–	74

Trade and other receivables	7,306	2,567	19,576	15	820	(13,626)	(13,070)	3,588

Investments held at fair value	–	–	–	–	–	178	–	178

Derivative financial instruments	–	–	405	–	–	(215)	(11)	179

Cash and cash equivalents	6	9	56	–	–	2,537	(6)	2,602

	7,312	2,576	20,037	15	820	(5,023)	(13,087)	12,650

Assets classified as held-for-sale	–	–	–	–	–	5	–	5

Total current assets	7,312	2,576	20,037	15	820	(5,018)	(13,087)	12,655

Total assets	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

Equity - capital and reserves

Share capital	614	–	231	91	14,348	614	(15,284)	614
	–
Share premium, capital redemption and merger reserves	22,854	30	–	3,401	–	33,562	(33,241)	26,606
	–
Other reserves	204	(195)	(1,091)	363	(44)	(333)	763	(333)

Retained earnings	11,291	105	2,841	(100)	6,853	38,557	(20,990)	38,557

Owners of the parent	34,963	(60)	1,981	3,755	21,157	72,400	(68,752)	65,444

Non-controlling interests	–	–	–	–	–	244	–	244

Total equity	34,963	(60)	1,981	3,755	21,157	72,644	(68,752)	65,688

Liabilities

Borrowings	1,571	15,599	18,450	–	8,140	(1,422)	946	43,284

Retirement benefit liabilities	–	–	–	–	53	1,612	–	1,665

Deferred tax liabilities	–	–	30	4	–	17,742	–	17,776

Other provisions for liabilities	1	–	–	–	–	331	(1)	331

Trade and other payables	8	–	4	–	89	962	(8)	1,055

Derivative financial instruments	–	145	217	–	–	(3)	(145)	214

Total non-current liabilities	1,580	15,744	18,701	4	8,282	19,222	792	64,325

Borrowings	2,062	2,637	22,293	1	1,573	(12,519)	(11,822)	4,225

Income tax payable	–	2	–	–	133	718	–	853

Other provisions for liabilities	–	–	–	–	–	318	–	318

Trade and other payables	1,248	25	30	2	782	8,677	(133)	10,631

Derivative financial instruments	2	9	369	–	–	(89)	11	302

Total current liabilities	3,312	2,673	22,692	3	2,488	(2,895)	(11,944)	16,329

Total equity and liabilities	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(43)	(148)	(59)	(4)	50	9,156	44	8,996

Net cash generated from/(used in) investing activities	165	870	848	–	3,770	(5,763)	(529)	(639)

Net cash (used in)/generated from financing activities	(123)	(719)	(882)	4	(3,820)	(3,645)	592	(8,593)

Net cash flows (used in)/generated from operating, investing and financing activities	(1)	3	(93)	–	–	(252)	107	(236)

Differences on exchange	–	(1)	(7)	–	–	(47)	(2)	(57)

(Decrease)/increase in net cash and cash equivalents in the year	(1)	2	(100)	–	–	(299)	105	(293)

Net cash and cash equivalents at 1 January*	6	9	(35)	–	–	2,348	–	2,328

Net cash and cash equivalents at 31 December	5	11	(135)	–	–	2,049	105	2,035

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(45)	(81)	19	(13)	349	10,025	41	10,295

Net cash generated from/(used in) investing activities	187	946	709	2	4,280	(6,853)	(292)	(1,021)

Net cash (used in)/generated from financing activities	(140)	(980)	(1,355)	11	(4,631)	(3,663)	1,128	(9,630)

Net cash flows generated from/(used in) operating, investing and financing activities	2	(115)	(627)	–	(2)	(491)	877	(356)

Differences on exchange	(1)	2	34	–	–	(173)	–	(138)

Increase/(decrease) in net cash and cash equivalents in the year	1	(113)	(593)	–	(2)	(664)	877	(494)

Net cash and cash equivalents at 1 January*	5	122	558	–	2	2,135	–	2,822

Net cash and cash equivalents at 31 December	6	9	(35)	–	–	1,471	877	2,328

	Condensed Consolidating Cash Flow Statement

Year ended 31 December 2017

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF and RAI	All other companies		BAT Group

	Parent guarantor	Issuer / Subsidiary guarantor	Issuer / Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(12)	67	10	69	(270)	5,470	13	5,347

Net cash generated from/(used in) investing activities	2	113	350	–	1,116	(20,020)	(105)	(18,544)

Net cash generated from/(used in) financing activities	10	(52)	237	(69)	(844)	22,772	(7,295)	14,759

Net cash flows generated from/(used in) operating, investing and financing activities	–	128	597	–	2	8,222	(7,387)	1,562

Differences on exchange	–	(6)	15	–	–	(400)	–	(391)

Increase/(decrease) in net cash and cash equivalents in the year	–	122	612	–	2	7,822	(7,387)	1,171

Net cash and cash equivalents at 1 January*	5	–	(56)	–	–	1,702	–	1,651

Net cash and cash equivalents at 31 December	5	122	556	–	2	9,524	(7,387)	2,822

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.